Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting [Text Block]

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business description

Securitas Edgar Filings, Inc. (the “Company”) was formed on October 31, 2005 under the laws of the State of Florida.  The Company converted its entity form on November 17, 2006 from a Delaware limited Liability Company to a Florida Corporation with 8,353,860 shares of common stock exchanged for each partnership unit, with 8,353,860 units outstanding at date of conversion.  The assets, liabilities and operations of the Company did not change pursuant to this reorganization, and the accompanying financial statements are presented as if the change occurred on the first day of the earliest period presented; thus all references to number of shares prior to the date of conversion are based upon the common stock equivalent of the units.

The Company uploads converted documents for client review and approval to submit the filing to the Securities and Exchange Commission via EDGAR.

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board or other standard setting bodies that may have an impact on the Company’s accounting and reporting. The Company believes that such recently issued accounting pronouncements and other authoritative guidance for which the effective date is in the future either will not have an impact on its accounting or reporting or that such impact will not be material to its financial position, results of operations and cash flows when implemented.

Going Concern Note

NOTE 4 - GOING CONCERN

The Company’s financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the normal course of business.  During the years ended December 31, 2011 and 2010, the Company has incurred losses of $23,000 and $24,870, respectively.  The Company has a stockholders’ deficiency of $53,669 and $30,469 at December 31, 2011 and 2010, respectively.  These factors, among others, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s future success is dependent upon its ability to achieve profitable operations, generate cash from operating activities and obtain additional financing.  There is no assurance that the Company will be able to generate sufficient cash from operations, sell additional shares of common stock or borrow additional funds from its stockholders.

The Company’s inability to obtain additional cash could have a material adverse effect on its financial position, results of operations, and its ability to continue in existence.  These financial statements do not include any adjustments that might result from the outcome of this uncertainty.